PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Long service employee benefit (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Total obligation	Rp 11,411	Rp 10,043	Rp 9,862
Long service employee benefit obligation	Rp 1	0	1
Long term service employee benefit
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Minimum employee working period for benefits	30 years
Total obligation	Rp 1	1
Long service employee benefit obligation	Rp 1	Rp 1	Rp 1
Post-employment health care benefit cost | Employee hired before November 1, 1995
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Minimum employee working period for benefits	20 years